SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Schedule of other assets and other liabilities
Other assets and liabilities are comprised of the following. Other assets are presented net of allowances for uncollectable amounts of $2.3 million and $3.3 million as of December 31, 2014 and 2013, respectively, and changes thereto were recorded as General and Administrative expense.

	Other Assets			Other Liabilities
	December 31,			December 31,
	2014	2013		2014	2013
Fixed assets	$154,525	$115,392	Current taxes payable (Note 6)	$4,204	$1,941
Accumulated depreciation	(99,412)	(81,548)	Accrued expenses and accounts payable	25,634	16,790
Receivables	24,997	65,545	Deferred rent	7,459	7,531
Equity securities	17,627	23,005	Unearned income	10,694	10,811
Digital currency (Bitcoin)	6,828	16,298	Derivatives	932	1,820
Prepaid compensation, net	13,091	16,626	Accrued fee liability (Note 9)	30,000	—
Prepaid expense	17,418	14,486	Miscellaneous liabilities	9,130	10,937
Goodwill and intangibles	10,417	9,421		$88,053	$49,830
Accumulated amortization	(8,345)	(8,264)
Derivatives	27,105	9,749
Miscellaneous assets, net	9,457	9,885
	$173,708	$190,595

Summary of accumulated other comprehensive income (loss)
The following table summarizes Fortress’s accumulated other comprehensive income (loss):

	December 31,
	2014	2013
Direct
Net foreign currency translation adjustments	$(2,416)	$(1,522)
Accumulated other comprehensive income (loss)	$(2,416)	$(1,522)